Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Subscription Receviable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Sep. 30, 2020	$ 45,000	$ (45,000)	$ 24	$ (365,008)	$ (2,370)	$ (367,354)		$ (367,354)
Beginning balance, shares at Sep. 30, 2020	40,000,000
Net income				1,447,650		1,447,650		1,447,650
Capital contribution by shareholders		45,000	155,000			200,000		200,000
Foreign currency translation loss					(19,063)	(19,063)		(19,063)
Ending balance at Sep. 30, 2021	$ 45,000		155,024	1,082,642	(21,433)	1,261,233		1,261,233
Ending balance, shares at Sep. 30, 2021	40,000,000
Net income				3,602,365		3,602,365		3,602,365
Foreign currency translation loss					(585,619)	(585,619)		(585,619)
Shares issued from IPO (net of offering costs of $2,730,674)	$ 6,047		18,763,279			18,769,326		18,769,326
Shares issued from IPO (net of offering costs of $2,730,674), shares	5,375,000
Ending balance at Sep. 30, 2022	$ 51,047		18,918,303	4,685,007	(607,052)	23,047,305		23,047,305
Ending balance, shares at Sep. 30, 2022	45,375,000
Net income				2,148,236		2,148,236	311,497	2,459,733
Foreign currency translation loss					(223,726)	(223,726)	(21,790)	(245,516)
Shares issued for equity financing	$ 10,125		11,756,685			11,766,810		11,766,810
Shares issued for equity financing, shares	9,000,000
Shares issued for acquisition of subsidiaries	$ 19,699		51,227,817	2,038,964	(231,180)	53,055,300	50,974,700	104,030,000
Shares issued for acquisition of subsidiaries, shares	17,510,000
Ending balance at Sep. 30, 2023	$ 80,871		$ 81,902,805	$ 8,872,207	$ (1,061,958)	$ 89,793,925	$ 51,264,407	$ 141,058,332
Ending balance, shares at Sep. 30, 2023	71,885,000